Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to the registrant’s annual report on Form 20-F, which was originally filed on May 15, 2025 (the “Original Annual Report”), is being filed for the purposes of: (i) including the registrant’s revised financial statements, now included in the body of the Form 20-F; (ii) revising financial statement-related disclosures in Item 5; (iii) including an updated independent auditor’s consent as Exhibit 23.1 of Part III, Item 19; and (iv) including updated certifications in Exhibits 12.1, 12.2, 13.1, and 13.2 hereunder, required under Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.This Amendment No. 1 does not reflect events occurring after the filing of the Original Report and does not modify, update or restate the disclosure therein in any way other than to: (i) include the registrant’s revised financial statements, now in the body of the Form 20-F; A (ii) include revised financial statement-related disclosures in Item 5; (iii) include an updated auditor’s consent as Exhibit 23.1; and (iv) include updated certifications in Exhibits 12.1, 12.2, 13.1, and 13.2 hereunder, required under Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. No other changes have been made in the Original Annual Report. The filing of this Amendment No. 1 should not be understood to mean that any statements contained herein are true or complete as of any date subsequent to the date of the filing of the Original Annual Report. This Amendment No. 1 does not modify any content of the Original Annual Report contained in Part I, Part II, or the balance of Part III of the Registration Statement, other than as stated in this Explanatory Note.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-268366
Entity Registrant Name	ANGKASA-X HOLDINGS CORP.
Entity Central Index Key	0001903709
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	11-06,Tower A, Ave 3
Entity Address, Address Line Two	Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	229,000,001
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Angkasa-X Holdings Corp. and its subsidiaries (the ‘Company’) as of December 31, 2024 and 2023, and the related consolidated statements of operations, changes in stockholders’ equity, and cash flows for each of the years in the two-year period ended December 31, 2024 and 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	JP CENTURION & PARTNERS PLT
Auditor Location	Kuala Lumpur, Malaysia
Auditor Firm ID	6723
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11-06, Tower A, Ave 3
Entity Address, Address Line Two	Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	+603
Local Phone Number	2242 1288
Contact Personnel Name	Dato’ Dr. Kok Wah Seah
Contact Personnel Email Address	ipo@angkasa-x.com